Consolidated statement of profit or loss - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated statement of profit or loss
Sales revenue	$ 159,611,078	$ 91,881,204	$ 50,223,393
Cost of sales	(89,458,148)	(55,581,776)	(37,567,472)
Gross profit	70,152,930	36,299,428	12,655,921
Administrative expenses	(4,335,695)	(3,342,069)	(3,373,150)
Operations and project expenses	(4,743,628)	(3,153,557)	(2,586,016)
Impairment of non-current assets	(287,999)	(33,351)	(633,156)
Other operating (expenses) income	(555,855)	(72,744)	1,118,166
Operating income	60,229,753	29,697,707	7,181,765
Financial results
Finance income	1,317,145	403,592	1,101,430
Finance expenses	(8,027,252)	(4,431,648)	(3,929,791)
Foreign exchange (loss) gain	(124,650)	330,002	346,774
Financial result	(6,834,757)	(3,698,054)	(2,481,587)
Share of profits of associates and joint ventures	768,422	426,164	76,336
Profit before income tax expense	54,163,418	26,425,817	4,776,514
Income tax expense	(18,963,938)	(8,795,263)	(2,038,661)
Net profit for the period	35,199,480	17,630,554	2,737,853
Net profit attributable to:
Owners of parent	31,604,781	15,649,143	1,586,677
Non-controlling interest	3,594,699	1,981,411	1,151,176
Net profit for the period	$ 35,199,480	$ 17,630,554	$ 2,737,853
Basic earnings per share (Colombian pesos)	$ 768.7	$ 380.60	$ 38.59
Diluted earnings per share (Colombian pesos)	$ 768.70	$ 380.60	$ 38.59